FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jul. 09, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 3,293,966	$ 4,893,008			$ 117,191,410
Derivative Liability - Forward Purchase Agreement	665,116
Derivative liability-Forward Purchase Agreement	665,116		$ 430,021	$ 430,021
Change in fair value of derivative liability - Forward Purchase Agreement	235,095
Money Market Funds
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	3,293,966				117,191,410
Level 1 | Money Market Funds
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	3,293,966				$ 117,191,410
Level 3
FAIR VALUE MEASUREMENTS
Derivative Liability - Forward Purchase Agreement	$ 665,116